Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	$ (2,480,291)	$ 145,608	$ 606,075
Foreign currency exchange differences	(3,055,807)	8,822,301	13,266,320
Other Financial Assets (Derivative Instruments) [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	7,676,500	4,657,016	7,188,900
Foreign currency exchange differences	5,973,179	10,895,862	25,048,205
Other Non-Financial Assets [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	55,196
Trade and Other Accounts Receivable [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net			452,440
Foreign currency exchange differences	4,105,799	363,325	2,541,385
Current Tax Receivables and Liabilities [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	3,020,250	1,039,755	1,979,594
Foreign currency exchange differences		(188,270)
Other Financial Liabilities (Financial Debt and Derivative Instruments) [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	(9,390,716)	(5,551,163)	(9,014,859)
Foreign currency exchange differences	(7,440,825)	(4,358,937)	(18,217,515)
Gains From Indexed [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	1,306,034	145,608	606,075
Hyperinflation [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities, net	(3,786,325)
Cash and Cash Equivalents [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(938,799)	3,109,046	183,225
Trade and Other Accounts Payable [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	$ (4,810,357)	$ (998,725)	$ 3,711,020